Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Summary of Other Non-current Assets

Other non-current assets consisted of the followings:

	As of December 31,
	2021	2022
	RMB	RMB
Rental deposits	5,674	2,910
Prepayment for purchase of property and equipment	7,886	1,632
Others	363	260
	13,923	4,802